Schedule of Assets - Assets Held for Investment 2 (Details) - EBP 38-3360868 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Investment, current value	$ 123,847,697
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: AdobeSystemsIncCommonStockMember
EBP, Investment, Number of Shares | shares	21
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 7,350
EBP, Investment, Issuer Name [Extensible Enumeration]	Adobe Systems Inc [Member]
Investment, Identifier [Axis]: AlphabetIncClassCCommonStockMember
EBP, Investment, Number of Shares | shares	92
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 28,870
EBP, Investment, Issuer Name [Extensible Enumeration]	Alphabet Inc. [Member]
Investment, Identifier [Axis]: Amazon.comIncCommonStockMember
EBP, Investment, Number of Shares | shares	96
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 22,159
EBP, Investment, Issuer Name [Extensible Enumeration]	Amazon.com Inc [Member]
Investment, Identifier [Axis]: AmericanTowerCorporationCommonStockMember
EBP, Investment, Number of Shares | shares	41
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 7,198
EBP, Investment, Issuer Name [Extensible Enumeration]	American Tower Corporation [Member]
Investment, Identifier [Axis]: AppleIncCommonStockMember
EBP, Investment, Number of Shares | shares	28
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 7,612
EBP, Investment, Issuer Name [Extensible Enumeration]	Apple Inc. [Member]
Investment, Identifier [Axis]: BerkshireHathawayClassBCommonStockMember
EBP, Investment, Number of Shares | shares	33
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 16,587
EBP, Investment, Issuer Name [Extensible Enumeration]	Berkshire Hathaway [Member]
Investment, Identifier [Axis]: BlackrockEquityDividendFundMember
EBP, Investment, Number of Shares | shares	202,830
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 4,222,917
Investment, Identifier [Axis]: CanadianPacificKanasasCityLtdCommonStockMember
EBP, Investment, Number of Shares | shares	134
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 9,866
EBP, Investment, Issuer Name [Extensible Enumeration]	Canadian Pacific Kanasas City Ltd [Member]
Investment, Identifier [Axis]: DanaherCorporationCommonStockMember
EBP, Investment, Number of Shares | shares	21
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 4,807
EBP, Investment, Issuer Name [Extensible Enumeration]	Danaher Corporation [Member]
Investment, Identifier [Axis]: DelawareSmallCapValueR6Member
EBP, Investment, Number of Shares | shares	16,437
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 1,103,915
Investment, Identifier [Axis]: DollarGeneralCorpCommonStockMember
EBP, Investment, Number of Shares | shares	44
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 5,842
EBP, Investment, Issuer Name [Extensible Enumeration]	Dollar General Corp [Member]
Investment, Identifier [Axis]: HartfordInternationalOpportunityR6Member
EBP, Investment, Number of Shares | shares	68,829
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 1,597,526
Investment, Identifier [Axis]: HoneywellInternationalIncCommonStockMember
EBP, Investment, Number of Shares | shares	30
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 5,853
EBP, Investment, Issuer Name [Extensible Enumeration]	Honeywell International Inc [Member]
Investment, Identifier [Axis]: JPMorganMidCapValueR6Member
EBP, Investment, Number of Shares | shares	38,318
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 1,221,567
Investment, Identifier [Axis]: LVMHMoetHennessyLouVuittonCommonStockMember
EBP, Investment, Number of Shares | shares	45
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 6,818
EBP, Investment, Issuer Name [Extensible Enumeration]	LVMH Moet Hennessy Lou Vuitton [Member]
Investment, Identifier [Axis]: MacquarieEmergingMarketsFundR6Member
EBP, Investment, Number of Shares | shares	36,442
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 1,149,382
Investment, Identifier [Axis]: MercantileBankCorporationCommonStockMember
EBP, Investment, Number of Shares | shares	333,821
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 16,056,790
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Mercantile Bank Corporation [Member]
Investment, Identifier [Axis]: MetaPlatformsInc.ClassACommonStockMember
EBP, Investment, Number of Shares | shares	18
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 11,882
EBP, Investment, Issuer Name [Extensible Enumeration]	Meta Platforms Inc. [Member]
Investment, Identifier [Axis]: MicrosoftCorporationCommonStockMember
EBP, Investment, Number of Shares | shares	38
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 18,378
EBP, Investment, Issuer Name [Extensible Enumeration]	Microsoft Corporation [Member]
Investment, Identifier [Axis]: MondelezInternationalInc.ClassACommonStockMember
EBP, Investment, Number of Shares | shares	88
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 4,737
EBP, Investment, Issuer Name [Extensible Enumeration]	Mondelez International Inc. [Member]
Investment, Identifier [Axis]: NestleSAADRCommonStockMember
EBP, Investment, Number of Shares | shares	37
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 3,677
EBP, Investment, Issuer Name [Extensible Enumeration]	Nestle SA ADR [Member]
Investment, Identifier [Axis]: NikeIncClassBCommonStockMember
EBP, Investment, Number of Shares | shares	72
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 4,587
EBP, Investment, Issuer Name [Extensible Enumeration]	Nike Inc [Member]
Investment, Identifier [Axis]: NorthernInstitutionalTreasuryPortfolioMoneyMarketFundMember
EBP, Investment, Number of Shares | shares	6,127,345
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 6,127,345
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 1,107,797
Investment, Identifier [Axis]: ParticipantLoansMember | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	425.00%
Investment, Identifier [Axis]: ParticipantLoansMember | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	950.00%
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 31, 2028
Investment, Identifier [Axis]: PaypalHoldingsIncCommonStockMember
EBP, Investment, Number of Shares | shares	87
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 5,079
EBP, Investment, Issuer Name [Extensible Enumeration]	Paypal Holdings Inc [Member]
Investment, Identifier [Axis]: PearTreePolarisForeignValueFundR6Member
EBP, Investment, Number of Shares | shares	2,181
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 61,787
Investment, Identifier [Axis]: PimcoTotalReturnFundMember
EBP, Investment, Number of Shares | shares	30,182
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 267,412
Investment, Identifier [Axis]: RoperTechnologiesInc.CommonStockMember
EBP, Investment, Number of Shares | shares	10
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 4,451
EBP, Investment, Issuer Name [Extensible Enumeration]	Roper Technologies Inc. [Member]
Investment, Identifier [Axis]: SAndPGlobalIncCommonStockMember
EBP, Investment, Number of Shares | shares	25
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 13,065
EBP, Investment, Issuer Name [Extensible Enumeration]	S&P Global Inc. [Member]
Investment, Identifier [Axis]: SPRDRPortfolioDevelopedETFMember
EBP, Investment, Number of Shares | shares	1,764
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 78,339
Investment, Identifier [Axis]: SalesforceInc.CommonStockMember
EBP, Investment, Number of Shares | shares	27
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 7,153
EBP, Investment, Issuer Name [Extensible Enumeration]	Salesforce, Inc. [Member]
Investment, Identifier [Axis]: StateStreetSPDRPortfolioSAndP500ETFMember
EBP, Investment, Number of Shares | shares	9,446
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 757,758
Investment, Identifier [Axis]: StateStreetSPDRSAndP400MidCapETFMember
EBP, Investment, Number of Shares | shares	1,301
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 75,341
Investment, Identifier [Axis]: StateStreetSPDRSAndP600SmallCapETFMember
EBP, Investment, Number of Shares | shares	954
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 44,704
Investment, Identifier [Axis]: StrykerCorporationCommonStockMember
EBP, Investment, Number of Shares | shares	11
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 3,866
EBP, Investment, Issuer Name [Extensible Enumeration]	Stryker Corporation [Member]
Investment, Identifier [Axis]: TJXCompaniesIncCommonStockMember
EBP, Investment, Number of Shares | shares	23
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 3,533
EBP, Investment, Issuer Name [Extensible Enumeration]	TJX Companies, Inc [Member]
Investment, Identifier [Axis]: TRowePriceInstitutionalFloatingRateFundMember
EBP, Investment, Number of Shares | shares	2,545
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 23,974
Investment, Identifier [Axis]: TRowePriceMidCapGrowthFundMember
EBP, Investment, Number of Shares | shares	29,241
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 2,853,631
Investment, Identifier [Axis]: TRowePriceRetirement2010FundMember
EBP, Investment, Number of Shares | shares	5,221
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 83,425
Investment, Identifier [Axis]: TRowePriceRetirement2015FundMember
EBP, Investment, Number of Shares | shares	26,630
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 354,442
Investment, Identifier [Axis]: TRowePriceRetirement2020FundMember
EBP, Investment, Number of Shares | shares	113,157
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 2,229,191
Investment, Identifier [Axis]: TRowePriceRetirement2025FundMember
EBP, Investment, Number of Shares | shares	51,763
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 912,577
Investment, Identifier [Axis]: TRowePriceRetirement2030FundMember
EBP, Investment, Number of Shares | shares	299,600
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 8,301,906
Investment, Identifier [Axis]: TRowePriceRetirement2035FundMember
EBP, Investment, Number of Shares | shares	24,363
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 569,118
Investment, Identifier [Axis]: TRowePriceRetirement2040FundMember
EBP, Investment, Number of Shares | shares	436,881
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 15,019,977
Investment, Identifier [Axis]: TRowePriceRetirement2045FundMember
EBP, Investment, Number of Shares | shares	246,894
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 6,273,584
Investment, Identifier [Axis]: TRowePriceRetirement2050FundMember
EBP, Investment, Number of Shares | shares	331,062
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 7,160,878
Investment, Identifier [Axis]: TRowePriceRetirement2055FundMember
EBP, Investment, Number of Shares | shares	8,982
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 204,343
Investment, Identifier [Axis]: TRowePriceRetirement2060FundMember
EBP, Investment, Number of Shares | shares	149,511
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 2,840,706
Investment, Identifier [Axis]: TRowePriceRetirement2065FundMember
EBP, Investment, Number of Shares | shares	25,019
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 369,782
Investment, Identifier [Axis]: TRowePriceRetirementBalancedFundMember
EBP, Investment, Number of Shares | shares	95,398
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 1,336,525
Investment, Identifier [Axis]: TRowePriceSpectrumConservativeAllocationFundMember
EBP, Investment, Number of Shares | shares	76,073
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 1,556,454
Investment, Identifier [Axis]: TaiwanSemiconductorMfgCoADRCommonStockMember
EBP, Investment, Number of Shares | shares	50
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 15,195
EBP, Investment, Issuer Name [Extensible Enumeration]	Taiwan Semiconductor Mfg Co ADR [Member]
Investment, Identifier [Axis]: Vanguard500IndexAdmiralSharesMember
EBP, Investment, Number of Shares | shares	28,837
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 18,220,130
Investment, Identifier [Axis]: VanguardIntermediateTermTreasuryAdmiralMember
EBP, Investment, Number of Shares | shares	24,567
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 247,140
Investment, Identifier [Axis]: VanguardMidCapIndexAdmiralSharesMember
EBP, Investment, Number of Shares | shares	9,931
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 3,568,869
Investment, Identifier [Axis]: VanguardShortTermCorpBondIndexAdmiralMember
EBP, Investment, Number of Shares | shares	4,404
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 95,609
Investment, Identifier [Axis]: VanguardShortTermInvestmentGradeFundAdmiralMember
EBP, Investment, Number of Shares | shares	162,455
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 1,709,028
Investment, Identifier [Axis]: VanguardShortTermTreasuryAdmiralMember
EBP, Investment, Number of Shares | shares	47,448
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 471,636
Investment, Identifier [Axis]: VanguardSmallCapIndexAdmiralSharesMember
EBP, Investment, Number of Shares | shares	27,840
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 3,440,428
Investment, Identifier [Axis]: VanguardTotalBondMarketAdmiralMember
EBP, Investment, Number of Shares | shares	276,399
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 2,700,413
Investment, Identifier [Axis]: VanguardTotalInternationalIndexAdmiralMember
EBP, Investment, Number of Shares | shares	93,349
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 3,783,426
Investment, Identifier [Axis]: VirtusAlphaSimplexManagedFuturesR6Member
EBP, Investment, Number of Shares | shares	1,955
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 15,050
Investment, Identifier [Axis]: VisaIncClassACommonStockMember
EBP, Investment, Number of Shares | shares	63
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 22,095
EBP, Investment, Issuer Name [Extensible Enumeration]	Visa Inc [Member]
Investment, Identifier [Axis]: WCMFocusedInternationalGrowthFundMember
EBP, Investment, Number of Shares | shares	2,220
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 55,225
Investment, Identifier [Axis]: WasatchCoreGrowthInstitutionalMember
EBP, Investment, Number of Shares | shares	16,575
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 1,261,204
Investment, Identifier [Axis]: WilliamBlairLargeCapRYMember
EBP, Investment, Number of Shares | shares	168,303
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 5,072,657
Investment, Identifier [Axis]: iShares7To10YearTreasuryBondETFMember
EBP, Investment, Number of Shares | shares	120
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 11,539
Investment, Identifier [Axis]: iSharesConvertibleBondETFMember
EBP, Investment, Number of Shares | shares	70
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 6,895
Investment, Identifier [Axis]: iSharesCoreMSCIEAFEETFMember
EBP, Investment, Number of Shares | shares	1,282
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 86,176
Investment, Identifier [Axis]: iSharesPreferredAndIncomeSecuritiesETFMember
EBP, Investment, Number of Shares | shares	204
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, current value	$ 6,316